Provisions, contingent assets and contingent liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balance	R$ 19,744
Closing balance	19,209	R$ 19,744
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Opening balance	3,203	3,231
(-) Provisions guaranteed by indemnity clause	(205)	(207)
Subtotal	2,998	3,024
Adjustment / Interest	122	129
Changes in the period reflected in income	1,487	1,340
Increase	2,062	1,913
Reversal	(575)	(573)
Payment / Transfer	(1,569)	(1,495)
Subtotal	3,038	2,998
(+) Provisions guaranteed by indemnity clause	169	205
Closing balance	3,207	3,203
Current	1,535	1,499
Non-current	1,672	1,704
Labor Provision [Member]
IfrsStatementLineItems [Line Items]
Opening balance	7,821	8,186
(-) Provisions guaranteed by indemnity clause	(962)	(952)
Subtotal	6,859	7,234
Adjustment / Interest	515	288
Changes in the period reflected in income	3,539	2,373
Increase	3,958	2,729
Reversal	(419)	(356)
Payment / Transfer	(3,371)	(3,036)
Subtotal	7,542	6,859
(+) Provisions guaranteed by indemnity clause	671	962
Closing balance	8,213	7,821
Current	3,443	2,922
Non-current	4,770	4,899
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Opening balance	2,141	1,844
Subtotal	2,141
Adjustment / Interest		1,844
Changes in the period reflected in income	325	332
Increase	325	363
Reversal		(31)
Payment / Transfer	(1,400)	(35)
Subtotal	1,066	2,141
Closing balance	1,066	2,141
Current	115	2,141
Non-current	951
Civil Labor And Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Opening balance	13,165	13,261
(-) Provisions guaranteed by indemnity clause	(1,167)	(1,159)
Subtotal	11,998	12,102
Adjustment / Interest	637	417
Changes in the period reflected in income	5,351	4,045
Increase	6,345	5,005
Reversal	(994)	(960)
Payment / Transfer	(6,340)	(4,566)
Subtotal	11,646	11,998
(+) Provisions guaranteed by indemnity clause	840	1,167
Closing balance	12,486	13,165
Current	5,093	6,562
Non-current	R$ 7,393	R$ 6,603